MEMBERS MUTUAL FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300; Fax: 608.663.9010

       September 30, 2009

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:     MEMBERS Mutual Funds (SEC File Nos. 333-29511; 811-08261) Form N-14  Registration Statement

Dear Sir/Madam:

     Filed herewith via EDGAR is a Form N-14 Registration (combined information statement/prospectus) relating to a proposed reorganization of the Small Cap Growth Fund, a series of MEMBERS Mutual Funds (“MMF”), with and into the Small Cap Value Fund, also a series of MMF. The Registration Statement is scheduled to be effective automatically on October 30, 2009 pursuant to Rule 488 under the Securities Act of 1933 and we are currently planning to mail the combined information statement/prospectus to shareholders of the Small Cap Growth Fund on November 2, 2009. The closing of the reorganization is planned for November 30th.

     If you have any questions or comments regarding this filing, please call the undersigned at the telephone number listed above.

                            Respectfully submitted,

                              /s/ Pamela M. Krill
                              Pamela M. Krill
                              General Counsel and Chief Legal Officer